Earnings per share	9 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
Earnings per share	Earnings per share
Basic earnings per share is calculated by dividing net income or loss attributable to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share is calculated in the same manner, with further adjustments made to reflect the dilutive impact of instruments convertible into the Company’s common shares.
The Company has granted RSUs that provide the right to receive, subject to vesting during continued employment, shares of common stock pursuant to the RSU Plan. Any dividend equivalent paid to an employee on RSUs will be returned to the Company upon forfeiture of the award by the employee. Unvested RSUs that are entitled to forfeitable dividend equivalents do not qualify as participating securities and are excluded in the Company’s basic and diluted earnings per share computations. Vested RSUs qualify as participating securities and are included in the Company’s diluted earnings per share computation.
The Company also has issued warrants which are exercisable to acquire one common share at a defined exercise price.
The following table sets forth the computation of basic and diluted income (loss) per common share for the years ended December 31, 2024, and December 31, 2023:

For the year ended	December 31, 2024	December 31 2023
Basic earnings per share
Net income (loss)	$(10,387)	$(6,703)
Weighted-average number of common shares outstanding	25,809,370	23,942,587
Basic earnings per share	$(0.40)	$(0.28)

Diluted earnings per share
Net income (loss)	$(10,387)	$(6,703)
Weighted-average number of common shares outstanding	25,809,370	23,942,587
Incremental Common Shares
Assumed exercise of warrants (1)	—	—
Common shares potentially issuable (2)	—	—
Weighted-average number of diluted common shares outstanding	25,809,370	23,942,587
Diluted earnings per share	$(0.40)	$(0.28)
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(1)For the year ended December 31, 2024, the Arrangement Warrants are excluded from the calculation of diluted earnings per share given the exercise price is greater than the average market price of the Company's common stock (i.e., they were “out of the money”). The debt warrants are also excluded as they would have been anti-dilutive. For the year ended December 31, 2023, both the Arrangement Warrants and debt warrants are excluded from the calculation of diluted earnings per share given the exercise price on both sets of warrants is greater than the average market price of the Company's common shares, and would also have been anti-dilutive.
(2)For the year ended December 31, 2024, and December 31, 2023, RSUs granted are anti-dilutive and are excluded from the calculation of diluted earnings per share.
The following table summarizes the anti-dilutive securities that are excluded from the computation of diluted income (loss) per share:

For the year ended	December 31 2024	December 31 2023
Anti-dilutive Securities
Weighted-average number of unexcercised warrants	3,431,897	2,577,483
Weighted-average number RSUs outstanding, inclusive of DEUs	572,101	215,528
Total common shares equivalent	4,003,998	2,793,011
Note 21. Earnings per share
Basic earnings per share is calculated by dividing net income or loss attributable to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share is calculated in the same manner, with further adjustments made to reflect the dilutive impact of instruments convertible into the Company’s common shares.
The Company has granted RSUs that provide the right to receive, subject to vesting during continued employment, shares of common stock pursuant to the RSU Plan. Any dividend equivalent paid to an employee on RSUs will be returned to the Company upon forfeiture of the award by the employee. Unvested RSUs that are entitled to forfeitable dividend equivalents do not qualify as participating securities and are excluded in the Company’s basic and diluted earnings per share computations. Vested RSUs qualify as participating securities and are included in the Company’s diluted earnings per share computation.
The Company also has issued warrants which are exercisable to acquire one common share at a defined exercise price.
The following table sets forth the computation of basic and diluted income (loss) per common share for the three and nine months ended September 30, 2025 and September 30, 2024:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Basic earnings per share
Net income (loss)	$(13,436)	$(2,431)	$(21,075)	$(2,411)
Weighted-average number of common shares outstanding	8,174,426	6,110,449	7,185,669	6,106,354
Basic earnings per share	$(1.64)	$(0.40)	$(2.93)	$(0.39)

Diluted earnings per share
Net income (loss)	$(13,436)	$(2,431)	$(21,075)	$(2,411)
Weighted-average number of common shares outstanding	8,174,426	6,110,449	7,185,669	6,106,354
Incremental Common Shares
Assumed exercise of warrants ¹	—	—	—	—
Common shares potentially issuable ²	—	—	—	—
Weighted-average number of diluted common shares outstanding	8,174,426	6,110,449	7,185,669	6,106,354
Diluted earnings per share	$(1.64)	$(0.40)	$(2.93)	$(0.39)
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(1)For the three and nine months ended September 30, 2025 and 2024, both the Arrangement Warrants and debt warrants were anti-dilutive and are excluded from the calculation of diluted earnings per share.
(2)For the three and nine months ended September 30, 2025 and 2024, RSUs granted were anti-dilutive and are excluded from the calculation of diluted earnings per share.
The following table summarizes the anti-dilutive securities that are excluded from the computation of diluted income (loss) per share:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Anti-dilutive Securities
Weighted-average number of unexcercised warrants	828,088	828,088	828,088	807,751
Weighted-average number RSUs outstanding, inclusive of DEUs	345,984	162,539	424,441	91,147
Total common shares equivalent	1,174,072	990,626	1,252,528	898,898
The basic and diluted weighted average number of shares issued, anti-dilutive securities, and earnings per share have been retrospectively adjusted to reflect the equivalent number of shares issued to holders of the Company post merger with TURN.